Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Class A	Class B	Series A	Series B	Series C	Preferred Stock	Preferred Stock Series B	Preferred Stock Series C	Common Stock Class A	Common Stock Class B	Additional Paid in Capital	Additional Paid in Capital Class A	Retained Earnings	Retained Earnings Class A	Retained Earnings Class B	Retained Earnings Series A	Retained Earnings Series B	Retained Earnings Series C	Accumulated Other Comprehensive Income (Loss)
Beginning balance, shareholders' equity at Dec. 31, 2020	$ 4,229						$ 340			$ 9	$ 1	$ 0		$ 3,867						$ 12
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	547													547
Other comprehensive income (loss), net of tax	(2)																			(2)
Cash dividends declared		$ (16)	$ (2)												$ (16)	$ (2)
Preferred stock dividends declared	(18)													(18)
Ending balance, shareholders' equity at Dec. 31, 2021	4,738						340			9	1	0		4,378						10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,098													1,098
Other comprehensive income (loss), net of tax	(745)																			(745)
Issued in CIT Merger	5,279				$ 334	$ 207		$ 334	$ 207	6		5,273
Stock based compensation	75											75
Repurchased shares of Class A common stock		(1,240)								(1)			$ (1,239)
Cash dividends declared		(32)	(2)												(32)	(2)
Preferred stock dividends declared				$ (19)	(20)	(11)											$ (19)	$ (20)	$ (11)
Ending balance, shareholders' equity at Dec. 31, 2022	9,662						881			14	1	4,109		5,392						(735)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	11,466													11,466
Other comprehensive income (loss), net of tax	244																			244
Stock based compensation	(1)											(1)
Cash dividends declared		$ (53)	$ (4)												$ (53)	$ (4)
Preferred stock dividends declared				$ (18)	$ (30)	$ (11)											$ (18)	$ (30)	$ (11)
Ending balance, shareholders' equity at Dec. 31, 2023	$ 21,255						$ 881			$ 14	$ 1	$ 4,108		$ 16,742						$ (491)